COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of financial instruments whose contract amount represent credit risk

	At December 31,
	2012	2011
	(In thousands)

Commitments to grant loans	$20,120	$6,083
Unadvanced funds on home equity lines of credit	9,242	8,980
Unadvanced funds on commercial lines of credit	5,110	2,555
Unadvanced funds on construction loans	8,337	6,473
Unadvanced funds on other unsecured personal lines of credit	449	473
Unadvanced funds on commercial real estate loans	1,137	—
Standby letters of credit	25	125

Schedule of non-cancelable lease agreements pertaining to branch facilities, future minimum rental payments
Years Ending
December 31,	Payments
(In thousands)

2013	$183
2014	183
2015	167
2016	55
2017	55
Thereafter	1,155

Total future minimum rental payments	$1,798